Goodwill - Schedule of Goodwill (Details) - USD ($) $ in Thousands	7 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Goodwill [Roll Forward]
Beginning balance	$ 0	$ 91,271
Ending balance	91,271	91,636
Cyber and Engineering
Goodwill [Roll Forward]
Beginning balance	0	34,966
Ending balance	34,966	35,252
Analytics
Goodwill [Roll Forward]
Beginning balance	0	56,305
Ending balance	56,305	56,384
PCI Acquisition
Goodwill [Roll Forward]
Goodwill arising from the acquisition	34,966
Measurement period adjustment		286
PCI Acquisition | Cyber and Engineering
Goodwill [Roll Forward]
Goodwill arising from the acquisition	34,966
Measurement period adjustment		286
PCI Acquisition | Analytics
Goodwill [Roll Forward]
Goodwill arising from the acquisition	0
Measurement period adjustment		0
NuWave Acquisition
Goodwill [Roll Forward]
Goodwill arising from the acquisition	10,419
NuWave Acquisition | Cyber and Engineering
Goodwill [Roll Forward]
Goodwill arising from the acquisition	0
NuWave Acquisition | Analytics
Goodwill [Roll Forward]
Goodwill arising from the acquisition	10,419
Open Solutions Acquisition
Goodwill [Roll Forward]
Goodwill arising from the acquisition	26,857
Open Solutions Acquisition | Cyber and Engineering
Goodwill [Roll Forward]
Goodwill arising from the acquisition	0
Open Solutions Acquisition | Analytics
Goodwill [Roll Forward]
Goodwill arising from the acquisition	26,857
ProModel Acquisition
Goodwill [Roll Forward]
Goodwill arising from the acquisition	19,029
Measurement period adjustment		79
ProModel Acquisition | Cyber and Engineering
Goodwill [Roll Forward]
Goodwill arising from the acquisition	0
Measurement period adjustment		0
ProModel Acquisition | Analytics
Goodwill [Roll Forward]
Goodwill arising from the acquisition	$ 19,029
Measurement period adjustment		$ 79